Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055684

Cert NYS

1-7560

NYSE

RECD S.E.C
JUN 3 0 2003

June 30, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SEA CONTAINERS LTD., 13% Senior Notes due 2006 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 30, 2003. Tentative listing date – July 2, 2003.

Sincerely,

PROCESSED
JUL 0 1 2003
THOMSON
FINANCIAL